Financial income, net (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Net Investment Income [Line Items]
Loss resulting from devaluation of the local currency in Venezuela	$ 24,771
Venezuela and Argentina [Member]
Net Investment Income [Line Items]
Loss resulting from devaluation of the local currency in Venezuela	$ 2,170